UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number: 28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place, and Date of Signing:

   Christine Stuttig      New York, New York         April 28, 2000

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     139

Form 13F Information Table Value Total:    $477,024


List of Other Included Managers:  None

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

                                            Hovey, Youngman Associates, Inc.
                                                              FORM 13F
                                                           March 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Southern Co. Capital Trust V   PFD              842637209      778    39500 SH       Sole                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2197   146500 SH       Sole                   146500
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       Sole                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       Sole                    40000
ZymeQuest Series C Convertible PFD CV                         5780   578000 SH       Sole                   578000
Zymequest 8.00% Convertible Pr PFD CV                         2544   254400 SH       Sole                   254400
A T & T Corp Com Lib Grp A     COM              001957208     4911    82800 SH       Sole                    82800
                                                               136     2300 SH       Other                                      2300
Abbott Labs                    COM              002824100      528    15000 SH       Sole                    15000
American Express               COM              025816109     2134    14325 SH       Sole                    14325
American Int'l Group           COM              026874107    68004   621041 SH       Sole                   621041
Amgen Inc.                     COM              031162100     1007    16400 SH       Sole                    16400
                                                                98     1600 SH       Other                                      1600
Applied Materials              COM              038222105     1404    14900 SH       Sole                    14900
B P Amoco Plc Spons Adr        COM              055622104     1009    18950 SH       Sole                    18950
Bank of Somerset Hills         COM              063913107      128    12500 SH       Sole                    12500
Baxter International           COM              071813109      131     2095 SH       Sole                     2095
                                                               187     2976 SH       Other                                      2976
BellSouth                      COM              079860102      430     9180 SH       Sole                     9180
Bisys Group Inc                COM              055472104      278     4175 SH       Sole                     4175
Bombardier Inc. Cl B           COM              097751200      202     8000 SH       Sole                     8000
Boston House                   COM                             350     3500 SH       Sole                     3500
Bristol Myers Squibb           COM              110122108      764    13168 SH       Sole                    13168
                                                               360     6200 SH       Other                                      6200
CVS Corp.                      COM              126650100     1429    38050 SH       Sole                    38050
                                                               169     4500 SH       Other                                      4500
Cendant Corp.                  COM              151313103     9212   497965 SH       Sole                   497965
Chase Manhattan Corp           COM              16161A108     8392    96247 SH       Sole                    96247
Cintas Corp.                   COM              172908105     2591    66111 SH       Sole                    66111
Circle.com                     COM              832914204       82    10000 SH       Sole                    10000
Cisco Sys Inc                  COM              17275R102    48886   632314 SH       Sole                   632314
                                                               510     6600 SH       Other                                      6600
Citigroup Inc.                 COM              172967101     1431    23903 SH       Sole                    23903
                                                                81     1350 SH       Other                                      1350
Coca Cola                      COM              191216100      724    15418 SH       Sole                    15418
Cognetix, Inc.                 COM                            1155   420000 SH       Sole                   420000
Computer Sciences Corp         COM              205363104      226     2850 SH       Sole                     2850
DuPont E I De Nemours          COM              263534109      466     8795 SH       Sole                     8795
                                                                79     1500 SH       Other                                      1500
E M C Corp                     COM              268648102    39917   316805 SH       Sole                   316805
                                                               265     2100 SH       Other                                      2100
Elan PLC                       COM              284131208    15102   317930 SH       Sole                   317930
Evans Cooling Systems, Inc.    COM                             160    18229 SH       Sole                    18229
Exxon Mobil Corp.              COM              30231G102    11091   142307 SH       Sole                   142307
                                                               488     6256 SH       Other                                      6256
Fannie Mae                     COM              313586109      769    13600 SH       Sole                    13600
                                                               136     2400 SH       Other                                      2400
Fifth Third Bancorp            COM              316773100      395     6273 SH       Sole                     6273
Fiserv Inc                     COM              337738108      324     8712 SH       Sole                     8712
FleetBoston Finl Corp          COM              339030108      593    16248 SH       Sole                    16248
G T E Corp.                    COM              362320103     9570   134787 SH       Sole                   134787
                                                                14      200 SH       Other                                       200
General Electric               COM              369604103    49596   318691 SH       Sole                   318691
                                                               716     4600 SH       Other                                      4600
General Motors Corp. Cl H New  COM              370442832      311     2500 SH       Sole                     2500
Globalstar Telecommunications  COM              G3930H104     5747   414195 SH       Sole                   414195
                                                                17     1200 SH       Other                                      1200
Greater Bay Bancorp            COM              391648102      237     5900 SH       Sole                     5900
Hewlett Packard                COM              428236103      229     1720 SH       Sole                     1720
                                                               159     1200 SH       Other                                      1200
Home Depot                     COM              437076102     3388    52525 SH       Sole                    52525
                                                               213     3300 SH       Other                                      3300
Hooper Holmes Inc              COM              439104100      299     8700 SH       Sole                     8700
Household Intl. Inc.           COM              441815107      236     6319 SH       Sole                     6319
                                                                57     1519 SH       Other                                      1519
Int'l Bus Machines             COM              459200101    22429   190077 SH       Sole                   190077
                                                               319     2700 SH       Other                                      2700
Intel Corp                     COM              458140100     4070    30846 SH       Sole                    30846
                                                               303     2300 SH       Other                                      2300
Johnson & Johnson              COM              478160104    10397   147995 SH       Sole                   147995
                                                                21      300 SH       Other                                       300
Kohls Corp                     COM              500255104      307     3000 SH       Sole                     3000
Koninklijke Philips El Spnsrd  COM              500472204     6837    39907 SH       Sole                    39907
                                                               130      760 SH       Other                                       760
Lilly Eli                      COM              532457108      260     4150 SH       Sole                     4150
Loral Space & Communications   COM              G56462107     5260   519465 SH       Sole                   519465
Lucent Technologies            COM              549463107      636    10376 SH       Sole                    10376
                                                                73     1200 SH       Other                                      1200
MCI WorldCom Inc.              COM              55268B106     3862    85237 SH       Sole                    85237
                                                                54     1200 SH       Other                                      1200
McDonalds Corp                 COM              580135101      157     4200 SH       Sole                     4200
                                                                45     1200 SH       Other                                      1200
Mechanical Technology Com      COM              583538103      232     3266 SH       Sole                     3266
Medtronic Inc.                 COM              585055106      746    14500 SH       Sole                    14500
                                                               134     2600 SH       Other                                      2600
Merck                          COM              589331107    11229   180755 SH       Sole                   180755
                                                                75     1200 SH       Other                                      1200
Merrill Lynch & Co.            COM              590188108      278     2650 SH       Sole                     2650
Metacreations Corp.            COM              591016100     3410   160450 SH       Sole                   160450
Microsoft Corp.                COM              594918104    11859   111610 SH       Sole                   111610
                                                               457     4300 SH       Other                                      4300
Milkhaus Labs, Inc.            COM                            4875   325000 SH       Sole                   325000
Molex Cl A                     COM              608554200    16491   371639 SH       Sole                   371639
Morgan J P & Co.               COM              616880100      672     5100 SH       Sole                     5100
                                                               105      800 SH       Other                                       800
Morgan Stanley Dean Witter     COM              617446448      419     5056 SH       Sole                     5056
                                                               482     5820 SH       Other                                      5820
Nestle S A Sponsored Adr       COM              641069406      270     3000 SH       Sole                     3000
Nokia Corp. Adr                COM              654902204     1066     4800 SH       Sole                     4800
                                                               178      800 SH       Other                                       800
Northern Tr Corp               COM              665859104      473     7000 SH       Sole                     7000
Nutri Bevco Inc.               COM              670609106        1    17000 SH       Sole                    17000
Pepsico                        COM              713448108      272     7800 SH       Sole                     7800
Pfizer                         COM              717081103     1581    43250 SH       Sole                    43250
                                                                44     1200 SH       Other                                      1200
Procter & Gamble               COM              742718109     1291    22850 SH       Sole                    22850
                                                                23      400 SH       Other                                       400
Royal Dutch                    COM              780257804      990    17130 SH       Sole                    17130
S B C Communications           COM              78387G103      320     7606 SH       Sole                     7606
Schlumberger                   COM              806857108      188     2460 SH       Sole                     2460
                                                                31      400 SH       Other                                       400
Smithkline Beecham PLC ADR Rep COM              832378301     1024    15500 SH       Sole                    15500
Sprint Corp                    COM              852061100     5290    83630 SH       Sole                    83630
                                                               139     2200 SH       Other                                      2200
State Street Corp.             COM              857477103      518     5350 SH       Sole                     5350
Sun Microsystems               COM              866810104     1354    14450 SH       Sole                    14450
Texas Instruments              COM              882508104     8698    54360 SH       Sole                    54360
                                                               528     3300 SH       Other                                      3300
Time Warner Inc                COM              887315109      173     1727 SH       Sole                     1727
                                                                40      400 SH       Other                                       400
Tyco Intl. Ltd. New            COM              902124106    17748   354080 SH       Sole                   354080
                                                               351     7000 SH       Other                                      7000
Unisys Corp                    COM              909214108     3150   122635 SH       Sole                   122635
Unit Corp.                     COM              909218109     1760   160000 SH       Sole                   160000
Veritas Software Co.           COM              923436109     3728    28455 SH       Sole                    28455
                                                               154     1175 SH       Other                                      1175
Vicor Corp                     COM              925815102     1136    63100 SH       Sole                    63100
Vodafone Airtouch Plc Spons Ad COM              92857T107      464     8350 SH       Sole                     8350
Wal Mart Stores                COM              931142103      462     8175 SH       Sole                     8175
Walgreen                       COM              931422109      257    10000 SH       Sole                    10000
Wells Fargo & Co.              COM              949746101     1203    29532 SH       Sole                    29532
                                                                86     2100 SH       Other                                      2100
Wrigley Wm Jr Co               COM              982526105      252     3275 SH       Sole                     3275
Zweig Fund                     COM              989834106      415    41500 SH       Sole                    41500
ZymeQuest                      COM                            3214   321400 SH       Sole                   321400
Soco International Ord         COM                              13    10000 SH       Sole                    10000
Harbor Capital Appreciation Fd                  411511504      588 10290.920SH       Sole                10290.920
Mutual Qualified Fund Class Z                   628380206     1058 60813.249SH       Sole                60813.249
Vanguard/Windsor Fd II                          922018205      330 13209.777SH       Sole                13209.777
REPORT SUMMARY                139 DATA RECORDS              477024            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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